UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

205 Hudson Street, 7th floor

New York, New York 10013

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

205 Hudson Street, 7th floor

New York, New York 10013

(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1633 Broadway, 31st Floor

New York, NY 10019

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

September 30, 2018 (Unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 98.8%(a)
U.S. Treasury Bill, 1.90%, 10/04/18(b)	$300,000	$299,950
U.S. Treasury Bill, 1.91%, 10/04/18(b)	1,600,000	1,599,731
U.S. Treasury Bill, 1.95%, 10/04/18(b)	1,000,000	999,832
U.S. Treasury Bill, 1.95%, 10/11/18	1,000,000	999,432
U.S. Treasury Bill, 1.96%, 10/11/18	2,500,000	2,498,582
U.S. Treasury Bill, 1.97%, 10/18/18(b)	250,000	249,757
U.S. Treasury Bill, 1.99%, 10/18/18(b)	2,200,000	2,197,857
U.S. Treasury Bill, 2.02%, 10/18/18	700,000	699,318
U.S. Treasury Bill, 1.98%, 10/25/18	1,300,000	1,298,201
U.S. Treasury Bill, 2.00%, 10/25/18	1,200,000	1,198,339
U.S. Treasury Bill, 2.03%, 10/25/18	1,100,000	1,098,477
U.S. Treasury Bill, 1.99%, 11/01/18(b)	1,625,000	1,622,121
U.S. Treasury Bill, 2.02%, 11/01/18(b)	1,575,000	1,572,210
U.S. Treasury Bill, 2.01%, 11/08/18	1,000,000	997,820
U.S. Treasury Bill, 2.02%, 11/08/18	2,000,000	1,995,641
U.S. Treasury Bill, 2.08%, 11/08/18	700,000	698,474
U.S. Treasury Bill, 2.00%, 11/15/18(b)	400,000	398,962
U.S. Treasury Bill, 2.01%, 11/15/18	2,200,000	2,194,290
U.S. Treasury Bill, 2.02%, 11/15/18	465,000	463,793
U.S. Treasury Bill, 2.06%, 11/23/18(b)	1,950,000	1,943,961
U.S. Treasury Bill, 2.07%, 11/23/18(b)	1,350,000	1,345,819
U.S. Treasury Bill, 2.05%, 11/29/18	3,500,000	3,487,854
U.S. Treasury Bill, 2.09%, 12/06/18(b)	300,000	298,833
U.S. Treasury Bill, 2.10%, 12/06/18(b)	2,450,000	2,440,466
U.S. Treasury Bill, 2.12%, 12/06/18(b)	150,000	149,416
U.S. Treasury Bill, 2.15%, 12/06/18(b)	300,000	298,833
U.S. Treasury Bill, 2.12%, 12/13/18	2,600,000	2,588,816
U.S. Treasury Bill, 2.15%, 12/13/18(b)	500,000	497,849
U.S. Treasury Bill, 2.11%, 12/20/18	2,900,000	2,886,281
U.S. Treasury Bill, 2.13%, 12/20/18(b)	350,000	348,344
U.S. Treasury Bill, 2.17%, 12/27/18(b)	3,100,000	3,083,912
U.S. Treasury Bill, 2.18%, 12/27/18	700,000	696,367
U.S. Treasury Bill, 2.20%, 01/03/19	3,300,000	3,281,108
U.S. Treasury Bill, 2.22%, 01/03/19(b)	275,000	273,426
Total United States Treasury Obligations (Cost $46,707,414)		46,704,072
Total Investments – 98.8%
(Cost $46,707,414)		46,704,072
Other Assets in Excess of Liabilities – 1.2%		565,005
Net Assets – 100.0%		$47,269,077

(a)	Represents zero coupon bonds. Rates shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

September 30, 2018 (Unaudited)

At September 30, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Brent Crude(a)	54	11/30/2018	Long	$4,440,960	$241,870	$241,870	$–
Coffee ‘C’(a)	26	12/18/2018	Long	998,887	(67,219)	–	(67,219)
Copper(a)	42	12/27/2018	Long	2,945,250	44,038	44,038	–
Corn(a)	166	12/14/2018	Long	2,956,875	(169,500)	–	(169,500)
Cotton No. 2(a)	18	12/06/2018	Long	687,330	(115,500)	–	(115,500)
Crude Oil(a)	57	10/22/2018	Long	4,175,250	368,290	368,290	–
Gasoline RBOB(a)	24	10/31/2018	Long	2,102,386	177,400	177,400	–
Gold 100 OZ(a)	43	12/27/2018	Long	5,143,660	(242,660)	–	(242,660)
KC Hard Red Winter Wheat(a)	29	12/14/2018	Long	741,313	(110,012)	–	(110,012)
Lean Hogs(a)	35	12/14/2018	Long	810,950	31,230	31,230	–
Live Cattle(a)	43	12/31/2018	Long	2,044,220	55,950	55,950	–
LME Nickel(a)	18	11/19/2018	Long	1,356,588	(128,790)	–	(128,790)
LME Primary Aluminum(a)	39	11/19/2018	Long	2,017,275	(9,700)	–	(9,700)
LME Zinc(a)	17	11/19/2018	Long	1,124,550	36,525	36,525	–
Natural Gas(a)	139	10/29/2018	Long	4,181,120	46,550	46,550	–
NY Harbour ULSD(a)	20	10/31/2018	Long	1,972,740	167,538	167,538	–
Silver(a)	20	12/27/2018	Long	1,471,200	(58,610)	–	(58,610)
Soybean(a)	59	11/14/2018	Long	2,494,225	(275,463)	–	(275,463)
Soybean Meal(a)	45	12/14/2018	Long	1,390,500	(165,650)	–	(165,650)
Soybean Oil(a)	64	12/14/2018	Long	1,113,216	(50,418)	–	(50,418)
Sugar #11(a)	100	2/28/2019	Long	1,254,400	(102,021)	–	(102,021)
Wheat (CBD)(a)	72	12/14/2018	Long	1,832,400	(231,575)	–	(231,575)
Total Futures Contracts				$47,255,295		$1,169,391	$(1,727,118)
Net Unrealized Appreciation (Depreciation)							$(557,727)

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

September 30, 2018 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$46,704,072	$–	$–	$46,704,072
Other Investments
Futures	1,169,391	–	–	1,169,391
Total	$47,873,463	$–	$–	$47,873,463
Liability Valuation Inputs
Other Investments
Futures	$1,727,118	$–	$–	$1,727,118
Total	$1,727,118	$–	$–	$1,727,118

For the period ended September 30, 2018, there were no transfers between any levels. As of September 30, 2018 there were no Level 3 investments held in the Fund.

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

September 30, 2018 (Unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 98.1%(a)
U.S. Treasury Bill, 1.95%, 10/04/18	$650,000	$649,891
U.S. Treasury Bill, 1.97%, 10/18/18(b)	100,000	99,903
U.S. Treasury Bill, 1.99%, 11/01/18(b)	125,000	124,779
U.S. Treasury Bill, 2.03%, 11/01/18(b)	150,000	149,734
U.S. Treasury Bill, 2.08%, 11/08/18	400,000	399,128
U.S. Treasury Bill, 2.02%, 11/15/18	1,585,000	1,580,886
U.S. Treasury Bill, 2.06%, 11/23/18(b)	100,000	99,690
U.S. Treasury Bill, 2.07%, 11/23/18(b)	150,000	149,535
U.S. Treasury Bill, 2.10%, 12/06/18(b)	540,000	537,899
U.S. Treasury Bill, 2.12%, 12/06/18(b)	100,000	99,611
U.S. Treasury Bill, 2.15%, 12/06/18(b)	100,000	99,611
U.S. Treasury Bill, 2.12%, 12/13/18	600,000	597,419
U.S. Treasury Bill, 2.11%, 12/20/18	1,350,000	1,343,614
U.S. Treasury Bill, 2.17%, 12/27/18(b)	150,000	149,221
U.S. Treasury Bill, 2.18%, 12/27/18	500,000	497,405
U.S. Treasury Bill, 2.20%, 01/03/19	900,000	894,848
U.S. Treasury Bill, 2.22%, 01/03/19(b)	150,000	149,141
Total United States Treasury Obligations (Cost $7,622,812)		7,622,315
Total Investments – 98.1%
(Cost $7,622,812)		7,622,315
Other Assets in Excess of Liabilities – 1.9%		144,540
Net Assets – 100.0%		$7,766,855

(a)	Represents zero coupon bonds. Rates shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.

At September 30, 2018, open future contract purchased was as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
GOLDMAN SACHS Index(a)	64	10/15/2018	Long	$7,779,200	$294,625	$294,625	$–

(a)	A portion or all of the security is owned by GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (continued)

September 30, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$7,622,315	$–	$–	$7,622,315
Other Investments
Futures	294,625	–	–	294,625
Total	$7,916,940	$–	$–	$7,916,940

For the period ended September 30, 2018, there were no transfers between any levels. As of September 30, 2018 there were no Level 3 investments held in the Fund.

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 90.3%
Capital Markets – 21.4%
AllianceBernstein Holding LP(a)	1,024	$31,181
Apollo Global Management LLC, Class A(a)	4,704	162,523
Apollo Investment Corp.	2,421	13,170
Ares Capital Corp.	4,820	82,856
Ares Management LP(a)	2,161	50,135
Arlington Asset Investment Corp., Class A	334	3,120
Artisan Partners Asset Management, Inc., Class A	796	25,790
Barings BDC, Inc.	618	6,186
BlackRock Capital Investment Corp.	820	4,838
BlackRock TCP Capital Corp.	656	9,335
Blackstone Group LP (The)(a)	14,246	542,488
Carlyle Group LP (The)(a)	3,910	88,171
Cohen & Steers, Inc.	248	10,071
Corporate Capital Trust, Inc.	1,403	21,410
Diamond Hill Investment Group, Inc.	37	6,119
Ellington Financial LLC(a)	332	5,315
Federated Investors, Inc., Class B	1,102	26,580
Fidus Investment Corp.	284	4,152
Franklin Resources, Inc.	3,592	109,233
FS Investment Corp.	2,687	18,943
Gladstone Capital Corp.	284	2,698
Gladstone Investment Corp.	365	4,172
Goldman Sachs BDC, Inc.	442	9,804
Golub Capital BDC, Inc.	685	12,844
Hercules Capital, Inc.	1,032	13,581
Invesco Ltd.	4,663	106,689
Janus Henderson Group PLC (United Kingdom)	2,048	55,214
Legg Mason, Inc.	979	30,574
Main Street Capital Corp.	625	24,063
Monroe Capital Corp.	198	2,687
New Mountain Finance Corp.	775	10,463
Newtek Business Services Corp.	198	4,146
Oaktree Capital Group LLC(a)	1,790	74,106
Oaktree Specialty Lending Corp.	1,347	6,681
Oaktree Strategic Income Corp.	270	2,336
Oxford Square Capital Corp.	579	4,123
PennantPark Floating Rate Capital Ltd.	433	5,694
PennantPark Investment Corp.	811	6,050
Prospect Capital Corp.	3,830	28,074

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Pzena Investment Management, Inc., Class A	739	$7,050
Solar Capital Ltd.	464	9,920
Solar Senior Capital Ltd.	185	3,091
TCG BDC, Inc.	711	11,874
THL Credit, Inc.	324	2,615
TPG Specialty Lending, Inc.	557	11,357
TriplePoint Venture Growth BDC Corp.	253	3,438
Waddell & Reed Financial, Inc., Class A	913	19,337
Westwood Holdings Group, Inc.	87	4,501
WhiteHorse Finance, Inc.	105	1,460
Total Capital Markets		1,700,258
Energy Equipment & Services – 4.1%
Baker Hughes a GE Co.	9,590	324,430
USA Compression Partners LP(a)	289	4,771
Total Energy Equipment & Services		329,201
Equity Real Estate Investment – 34.8%(b)
Alexander & Baldwin, Inc.(c)	748	16,972
Alexander’s, Inc.(c)	33	11,329
American Campus Communities, Inc.(c)	1,559	64,168
Apple Hospitality REIT, Inc.(c)	1,887	33,004
Armada Hoffler Properties, Inc.(c)	559	8,446
Brandywine Realty Trust(c)	1,552	24,397
Brixmor Property Group, Inc.(c)	2,682	46,962
CatchMark Timber Trust, Inc., Class A(c)	552	6,309
CBL & Associates Properties, Inc.(c)	1,499	5,981
Chesapeake Lodging Trust(c)	536	17,190
Colony Capital, Inc.(c)	5,596	34,080
CoreCivic, Inc.(c)	1,388	33,770
CorEnergy Infrastructure Trust, Inc.(c)	138	5,186
Corporate Office Properties Trust(c)	887	26,459
DDR Corp.(c)	1,350	18,076
DiamondRock Hospitality Co.(c)	1,799	20,994
Easterly Government Properties, Inc.(c)	562	10,886
EPR Properties(c)	741	50,692
Farmland Partners, Inc.(c)	388	2,600
Four Corners Property Trust, Inc.(c)	737	18,934
Front Yard Residential Corp.(c)	632	6,857
Gaming and Leisure Properties, Inc.(c)	2,263	79,771
GEO Group, Inc. (The)(c)	1,428	35,928
Getty Realty Corp.(c)	298	8,511
Gladstone Commercial Corp.(c)	321	6,147

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment (continued)
Global Net Lease, Inc.(c)	800	$16,680
Government Properties Income Trust(c)	896	10,116
Gramercy Property Trust(c)	1,425	39,102
Hospitality Properties Trust(c)	1,449	41,789
Host Hotels & Resorts, Inc.(c)	6,551	138,226
Independence Realty Trust, Inc.(c)	978	10,298
Investors Real Estate Trust(c)	1,377	8,234
Iron Mountain, Inc.(c)	3,292	113,640
Jernigan Capital, Inc.(c)	205	3,954
Kimco Realty Corp.(c)	3,784	63,344
Kite Realty Group Trust(c)	736	12,254
LaSalle Hotel Properties(c)	987	34,140
Lexington Realty Trust(c)	2,420	20,086
Life Storage, Inc.(c)	537	51,101
Macerich Co. (The)(c)	964	53,300
Mack-Cali Realty Corp.(c)	783	16,647
MGM Growth Properties LLC, Class A(c)	2,279	67,208
Monmouth Real Estate Investment Corp., Class A(c)	688	11,503
National Retail Properties, Inc.(c)	1,371	61,448
One Liberty Properties, Inc.(c)	193	5,362
Outfront Media, Inc.(c)	1,546	30,843
Park Hotels & Resorts, Inc.(c)	1,821	59,765
Pebblebrook Hotel Trust(c)	603	21,931
Piedmont Office Realty Trust, Inc., Class A(c)	1,115	21,107
Preferred Apartment Communities, Inc., Class A(c)	444	7,806
QTS Realty Trust, Inc., Class A(c)	570	24,322
Ramco-Gershenson Properties Trust(c)	698	9,493
Realty Income Corp.(c)	2,530	143,932
Retail Opportunity Investments Corp.(c)	1,004	18,745
Retail Properties of America, Inc., Class A(c)	1,958	23,868
RLJ Lodging Trust(c)	1,564	34,455
Ryman Hospitality Properties, Inc.(c)	449	38,690
Select Income REIT(c)	561	12,308
Simon Property Group, Inc.(c)	2,740	484,295
Spirit Realty Capital, Inc.(c)	3,814	30,741
STAG Industrial, Inc.(c)	942	25,905
STORE Capital Corp.(c)	1,970	54,746
Summit Hotel Properties, Inc.(c)	886	11,988
Sunstone Hotel Investors, Inc.(c)	1,977	32,344

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment (continued)
Tanger Factory Outlet Centers, Inc.(c)	850	$19,448
Taubman Centers, Inc.(c)	549	32,847
UMH Properties, Inc.(c)	380	5,943
VEREIT, Inc.(c)	10,978	79,700
Washington Prime Group, Inc.(c)	1,635	11,936
Washington Real Estate Investment Trust(c)	882	27,033
Weingarten Realty Investors(c)	1,042	31,010
WP Carey, Inc.(c)	1,227	78,908
Xenia Hotels & Resorts, Inc.(c)	955	22,634
Total Equity Real Estate Investment		2,768,824
Mortgage Real Estate Investment – 9.1%
AG Mortgage Investment Trust, Inc.(c)	320	5,818
AGNC Investment Corp.(c)	5,472	101,943
Annaly Capital Management, Inc.(c)	13,729	140,448
Anworth Mortgage Asset Corp.(c)	1,156	5,352
Apollo Commercial Real Estate Finance, Inc.(c)	1,283	24,210
Arbor Realty Trust, Inc.(c)	899	10,321
ARMOUR Residential REIT, Inc.(c)	470	10,552
Blackstone Mortgage Trust, Inc., Class A(c)	1,300	43,563
Capstead Mortgage Corp.(c)	1,065	8,424
Chimera Investment Corp.(c)	2,146	38,907
Granite Point Mortgage Trust, Inc.(c)	487	9,389
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	553	11,873
Invesco Mortgage Capital, Inc.(c)	1,249	19,759
KKR Real Estate Finance Trust, Inc.(c)	309	6,233
Ladder Capital Corp.(c)	1,264	21,412
MFA Financial, Inc.(c)	5,154	37,882
New Residential Investment Corp.(c)	3,859	68,767
New York Mortgage Trust, Inc.(c)	1,515	9,211
PennyMac Mortgage Investment Trust(c)	701	14,188
Redwood Trust, Inc.(c)	924	15,006
Starwood Property Trust, Inc.(c)	3,002	64,603
Sutherland Asset Management Corp.*,(c)	175	2,914
TPG RE Finance Trust, Inc.(c)	500	10,010
Two Harbors Investment Corp.(c)	2,840	42,401
Total Mortgage Real Estate Investment		723,186
Oil, Gas & Consumable Fuels – 20.9%
Alliance Resource Partners LP(a)	560	11,424
Andeavor Logistics LP(a)	751	36,469
Black Stone Minerals LP(a)	1,433	26,095
Buckeye Partners LP(a)	1,311	46,816

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
CNX Midstream Partners LP(a)	223	$4,293
Crestwood Equity Partners LP(a)	398	14,626
CVR Refining LP(a)	203	3,999
DCP Midstream LP(a)	780	30,880
Dominion Energy Midstream Partners LP(a)	623	11,152
Enable Midstream Partners LP(a)	699	11,771
Enbridge Energy Partners LP(a)	2,997	32,937
Energy Transfer Equity LP(a)	7,971	138,934
Energy Transfer Partners LP(a)	9,213	205,081
EnLink Midstream LLC	549	9,031
EnLink Midstream Partners LP(a)	1,381	25,742
Enterprise Products Partners LP(a)	12,717	365,359
Enviva Partners LP(a)	280	8,904
EQT Midstream Partners LP(a)	774	40,852
Genesis Energy LP(a)	883	20,998
Golar LNG Partners LP (United Kingdom)(a)	426	6,105
Hess Midstream Partners LP(a)	267	6,090
Holly Energy Partners LP(a)	385	12,112
MPLX LP(a)	2,462	85,382
NGL Energy Partners LP(a)	1,030	11,948
NuStar Energy LP(a)	775	21,545
Plains All American Pipeline LP(a)	3,670	91,787
Plains GP Holdings LP, Class A*	2,431	59,632
SemGroup Corp., Class A	550	12,127
Shell Midstream Partners LP(a)	1,144	24,459
Ship Finance International Ltd. (Norway)	806	11,203
Spectra Energy Partners LP(a)	768	27,425
Summit Midstream Partners LP(a)	409	5,849
Sunoco LP(a)	392	11,584
Tallgrass Energy LP, Class A	1,572	37,068
Targa Resources Corp.	1,881	105,919
TC PipeLines LP(a)	445	13,497
Teekay LNG Partners LP (Bermuda)(a)	474	7,916
Viper Energy Partners LP(a)	427	17,977
Western Gas Equity Partners LP(a)	336	10,060
Western Gas Partners LP(a)	897	39,181
Total Oil, Gas & Consumable Fuels		1,664,229
Total Common Stocks (Cost $6,912,469)		7,185,698
INVESTMENT COMPANIES – 9.1%
Aberdeen Asia-Pacific Income Fund, Inc.	2,838	11,749

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

September 30, 2018 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
Advent Claymore Convertible Securities and Income Fund	223	$3,494
AllianceBernstein Global High Income Fund, Inc.	955	11,126
AllianzGI Convertible & Income Fund	983	6,832
AllianzGI Convertible & Income Fund II	833	5,106
AllianzGI Diversified Income & Convertible Fund	114	2,832
Apollo Senior Floating Rate Fund, Inc.	153	2,445
Apollo Tactical Income Fund, Inc.	144	2,236
Ares Dynamic Credit Allocation Fund, Inc.	279	4,333
Barings Global Short Duration High Yield Fund	243	4,709
BlackRock Core Bond Trust	636	8,128
BlackRock Corporate High Yield Fund, Inc.	1,410	14,819
BlackRock Credit Allocation Income Trust	1,162	14,223
BlackRock Debt Strategies Fund, Inc.	603	6,717
BlackRock Floating Rate Income Strategies Fund, Inc.	444	6,123
BlackRock Floating Rate Income Trust	234	3,089
BlackRock Income Trust, Inc.	733	4,193
BlackRock Limited Duration Income Trust	429	6,388
BlackRock Multi-Sector Income Trust	453	7,665
BlackRock Taxable Municipal Bond Trust	633	13,420
Blackstone / GSO Senior Floating Rate Term Fund	184	3,310
Blackstone / GSO Strategic Credit Fund	491	7,807
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	207	2,252
Brookfield Real Assets Income Fund, Inc.	410	9,455
Calamos Convertible and High Income Fund	807	10,709
Calamos Convertible Opportunities and Income Fund	783	9,427
Calamos Dynamic Convertible & Income Fund	271	5,886
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	334	7,953
Cohen & Steers Select Preferred and Income Fund, Inc.	148	3,938
Credit Suisse High Yield Bond Fund	990	2,604
DoubleLine Funds Trust - DoubleLine Opportunistic Credit Fund	184	3,785
DoubleLine Income Solutions Fund	1,131	22,846
Dreyfus High Yield Strategies Fund	720	2,318

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

September 30, 2018 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
Duff & Phelps Utility and Corporate Bond Trust, Inc.	306	$2,567
Eagle Point Credit Co., Inc.	271	4,851
Eaton Vance Floating-Rate 2022 Target Term Trust	263	2,435
Eaton Vance Floating-Rate Income Trust	436	6,366
Eaton Vance Limited Duration Income Fund	1,282	16,256
Eaton Vance Senior Floating-Rate Trust	419	5,891
Eaton Vance Senior Income Trust	374	2,412
Eaton Vance Short Duration Diversified Income Fund	176	2,272
First Trust High Income Long/Short Fund	394	5,811
First Trust Intermediate Duration Preferred & Income Fund	675	14,553
First Trust Senior Floating Rate 2022 Target Term Fund	401	3,729
First Trust Senior Floating Rate Income Fund II	311	3,956
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	482	8,782
Franklin Limited Duration Income Trust	266	2,708
Guggenheim Taxable Municipal Managed Duration Trust	196	4,159
Highland Floating Rate Opportunities Fund	801	12,351
Invesco Dynamic Credit Opportunities Fund	838	9,612
Invesco High Income 2023 Target Term Fund	234	2,319
Invesco Senior Income Trust	2,032	8,738
Ivy High Income Opportunities Fund	162	2,310
John Hancock Preferred Income Fund	307	6,748
John Hancock Preferred Income Fund II	260	5,504
John Hancock Preferred Income Fund III	361	6,733
KKR Income Opportunities Fund	269	4,414
MainStay MacKay DefinedTerm Municipal Opportunities Fund	307	6,029
MFS Charter Income Trust	631	4,897
MFS Intermediate Income Trust	1,320	4,963
MFS Multimarket Income Trust	865	4,783
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	766	5,163
Neuberger Berman High Yield Strategies Fund, Inc.	189	2,070
Nuveen Build America Bond Fund	311	6,220

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

September 30, 2018 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
Nuveen Credit Opportunities 2022 Target Term Fund	308	$2,941
Nuveen Credit Strategies Income Fund	1,541	12,282
Nuveen Floating Rate Income Fund	658	6,837
Nuveen Floating Rate Income Opportunity Fund	496	5,114
Nuveen Global High Income Fund, Class I	275	4,287
Nuveen High Income December 2018 Target Term Fund	338	3,329
Nuveen High Income December 2019 Target Term Fund	333	3,283
Nuveen High Income November 2021 Target Term Fund	649	6,185
Nuveen Intermediate Duration Municipal Term Fund	524	6,545
Nuveen Mortgage Opportunity Term Fund	178	4,272
Nuveen Preferred & Income Opportunities Fund	1,163	10,781
Nuveen Preferred & Income Securities Fund	2,253	19,826
Nuveen Preferred & Income Term Fund	274	6,220
Nuveen Senior Income Fund	374	2,304
PGIM Global Short Duration High Yield Fund, Inc.	480	6,658
PGIM Short Duration High Yield Fund, Inc.	399	5,642
PIMCO Corporate & Income Opportunity Fund	900	16,065
PIMCO Corporate & Income Strategy Fund	462	8,450
PIMCO Dynamic Credit and Mortgage Income Fund	1,573	37,941
Pimco Dynamic Income Fund	595	19,927
PIMCO High Income Fund	1,460	12,249
PIMCO Income Opportunity Fund	194	5,356
PIMCO Income Strategy Fund	318	3,759
PIMCO Income Strategy Fund II	685	7,227
PIMCO Strategic Income Fund, Inc.	414	4,041
Pioneer Floating Rate Trust	243	2,680
Pioneer High Income Trust	288	2,667
Putnam Premier Income Trust	1,312	6,901
Templeton Emerging Markets Income Fund	573	5,730
Templeton Global Income Fund	1,498	9,168
Voya Prime Rate Trust	1,626	8,097
Wells Fargo Income Opportunities Fund	807	6,391

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

September 30, 2018 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
Wells Fargo Multi-Sector Income Fund	342	$4,159
Western Asset Emerging Markets Debt Fund, Inc.	702	9,421
Western Asset Global Corporate Defined Opportunity Fund, Inc.	189	3,062
Western Asset Global High Income Fund, Inc.	510	4,646
Western Asset High Income Fund II, Inc.	964	6,112
Western Asset High Income Opportunity Fund, Inc.	1,462	6,959
Western Asset High Yield Defined Opportunity Fund, Inc.	280	4,074
Western Asset Inflation-Linked Opportunities & Income Fund	703	7,621
Western Asset Inflation-Linked Securities & Income Fund	363	4,087
Western Asset Mortgage Defined Opportunity Fund, Inc.	99	2,277
Total Investment Companies (Cost $753,896)		727,092
MONEY MARKET FUND – 0.4%
BlackRock Treasury Trust, 1.93%(d) (Cost $29,334)	29,334	29,334
Total Investments – 99.8%
(Cost $7,695,699)		7,942,124
Other Assets in Excess of Liabilities – 0.2%		14,757
Net Assets – 100.0%		$7,956,881

*	Non-income producing security.
(a)	Master Limited Partnership (“MLP”)
(b)	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Real Estate Investment Trust (“REIT”)
(d)	Rate shown reflects the 7-day yield as of September 30, 2018.

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Schedule of Investments (continued)

GraniteShares HIPS US High Income ETF

September 30, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$7,185,698	$–	$–	$7,185,698
Investment Companies	727,092	–	–	727,092
Money Market Fund	29,334	–	–	29,334
Total	$7,942,124	$–	$–	$7,942,124

For the period ended September 30, 2018, there were no transfers between any levels. As of September 30, 2018 there were no Level 3 investments held in the Fund.

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Notes to Consolidated Schedules of Investments

September 30, 2018 (unaudited)

1.	ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). GraniteShares Advisors LLC (the “Adviser”) serves as investment adviser to the Funds. The Trust is an open-end management investment company currently consisting of multiple investment series, of which are presented below (each, a “Fund,” and collectively, the “Funds”) and presented herein.

Fund	Commencement of Operations
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	May 19, 2017
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	May 19, 2017
GraniteShares HIPS US High Income ETF	January 6, 2015

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF are non-diversified series of a management investment company under the 1940 Act. GraniteShares HIPS US High Income ETF is a diversified series of a management investment company under the 1940 Act.

2.	CONSOLIDATED SUBSIDIARY

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF invest in certain commodity-related investments through GraniteShares BCOM Cayman Limited and GraniteShares GSCI Cayman Limited respectively, wholly-owned subsidiaries (each, a “Subsidiary”, collectively, the “Subsidiaries”).

The following table reflects the net assets of each Subsidiary as a percentage of each Fund’s net assets at September 30, 2018:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$6,027,232	12.8%
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	GraniteShares GSCI Cayman Limited	$1,330,184	17.1%

3.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

GraniteShares ETF Trust

Notes to Consolidated Schedules of Investments (continued)

September 30, 2018 (unaudited)

The hierarchy classification of inputs used to value each Fund’s investments at September 30, 2018, is disclosed at the end of each Fund’s Consolidated Schedule of Investments.

4.	NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the Funds’ financial statements.

5.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	11/14/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	11/14/2018

* Print the name and title of each signing officer under his or her signature.